Accounts receivable	6 Months Ended	12 Months Ended
	Apr. 30, 2022	Oct. 31, 2021
Statement [Line Items]
Accounts receivable
3.	Accounts receivable

	April 30, 2022 $	October 31, 2021 $
Trade Receivables	11,501,265	4,072,701

Total accounts receivable	11,501,265	4,072,701

Sales Taxes receivable	1,392,789	379,814
Other	171,641	593,331

Total other receivables	1,564,430	973,145

For product sales, the Company estimates the amount of consideration to which it expects to be entitled under provisional pricing arrangements. For the three and six months ended April 30, 2022, the fair value gain arising from changes in estimates was $3,971,482 and $5,709,952, respectively (three and six months ended April 30, 2021: $(107,535) and $167,969) included in the respective accounts receivable balance.
For the three and six months ended April 30, 2022, the Company has assessed an allowance for credit loss of $3,506 for service-related receivables based on its past experience, the credit ratings of its existing customers and economic trends (at October 31, 2021: $nil).
The Company’s revenue and accounts receivable primarily come from two key customers as shown in the table below. The Company’s remaining customers do not make up significant percentages of these balances.

	Three months ended		Six months ended
	2022%	2021%	2022%	2021%
Revenue
Customer A	10.0%	65.0%	16.0%	85.0%
Customer B	83.0%	0.0%	74.0%	0.0%

	April 30, 2022 $	October 31, 2021 $
Accounts Receivable
Customer A	7.4%	94.0%
Customer B	79.1%	0.0%

4. Accounts receivable

Aging Summary	October 31, 2021	October 31, 2020
	$	$
Current	3,181,294	540,824
1-30 days	310,818	—
31-60 days	120,604	21,455
61-90 days	18,477	—
91 days and over	441,508	9,021

	4,072,701	571,300

For product sales, the Company estimates the amount of consideration to which it expects to be entitled under provisional pricing arrangements. For the twelve months ended October 31, 2021, the fair value gain arising from changes in estimates was
$805,789 (twelve months ended October 31, 2020: Nil).
An insignificant portion of the receivables relate to services revenue which are initially measured at fair value and subsequently at amortized cost. For the period ended October 31, 2021 and 2020, the Company has assessed an allowance for credit loss of $nil for service-related receivables based on its past experience, the credit ratings of its existing customers and economic trends.

	October 31, 2021	October 31, 2020
	$	$
Harmonized Sales Taxes receivable	379,814	274,998
Other receivables	593,331	43,931

	973,145	318,929